Business Combinations and Disposals- Disposals (Discontinued Operations) Narrative (Details) € in Millions, $ in Millions, $ in Millions				1 Months Ended	12 Months Ended
	May 31, 2023 EUR (€)	Feb. 16, 2023 EUR (€)	Feb. 15, 2023	Oct. 31, 2023	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Other investments measured at FVTPL										$ 7,514			$ 0
Cash and cash equivalents							$ 97,407	$ 9,770		$ 165,112	$ 4,937		$ 83,439	$ 107,624
Heineken
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sales of interests in associates | €	€ 3,300	€ 3,200
Economic ownership percentage			14.76%
Heineken | Operating segments
Disclosure of analysis of single amount of discontinued operations [line items]
Results for the period, net of tax						$ 7,359	$ 10,775
Heineken Group
Disclosure of analysis of single amount of discontinued operations [line items]
Economic ownership percentage	1.00%
Non-current investments other than investments accounted for using equity method | €	€ 500
IFS TopCo LLC
Disclosure of analysis of single amount of discontinued operations [line items]
Economic ownership percentage				37.10%	37.10%	0.00%
BradyIFS
Disclosure of analysis of single amount of discontinued operations [line items]
Economic ownership percentage					63.00%
Gain on sale of discontinued operations					$ 163

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3